Reduction in Force	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Reduction in Force

9. Reduction in Force

On November 1, 2022, the Company’s Board of Directors approved a reduction in force (RIF) intended to conserve the Company’s current cash resources. The Company reduced the current workforce by 39 employees, of which 8 were in research and development, 30 were in sales and marketing and one was in general and administrative.

The Company estimated its aggregate pre-tax charges of approximately $0.4 million (of which $0.3 million was recorded within research and development expenses, $0.1 million, was recorded within sales and marketing expense and approximately $14,000 within general and administrative expenses), in connection with the reduction in force, primarily consisting of notice period and severance payments, employee benefits and related costs. The Company effected the reduction in force by the end of November 2022. These one-time charges were incurred primarily in the fourth quarter of 2022. As of December 31, 2022, any one-time charges not paid were considered to be de minimus. See Note 14 – Subsequent Events for additional RIF costs incurred subsequent to December 31, 2022.